Accounts Receivable, Net	12 Months Ended
Dec. 31, 2019
Accounts Receivable, Net
5.	ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2018	2019
	RMB	RMB	US$
Accounts receivable	739,252	578,591	83,109
Allowance for doubtful accounts	(83,991)	(109,315)	(15,702)

Accounts re ceivable , net	655,261	469,276	67,407

As of December 31, 2018, and 2019, all accounts receivable was due from third party customers. Provision for doubtful accounts for the years ended December 31, 2017, 2018 and 2019 were
RMB11,688, RMB11,222 and RMB24,807
(
US
$3,563), respectively.